INCOME TAXES - Income Tax Exemption (Details) - Qualified software enterprise - ¥ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income tax holiday
Per share impact of tax holiday (in dollars per share)					¥ 0.13	¥ 0.05	¥ 0.10
Yin Tian Xia Technology
Income tax holiday
Reduction in tax rate following the exemption period (as a percent)				50.00%	50.00%	50.00%
Yin He You
Income tax holiday
Reduction in tax rate following the exemption period (as a percent)		50.00%	50.00%	50.00%
Gold Master Network
Income tax holiday
Reduction in tax rate following the exemption period (as a percent)	50.00%	50.00%	50.00%